Other disclosures	12 Months Ended
Dec. 31, 2025
Other Disclosures [Abstract]
Other disclosures	Other disclosures
a) Residual maturity periods
The detail, by maturity, of the balances of certain items in the consolidated balance sheet at 31 December 2025, 2024 and 2023 is presented below:

	31 December 2025
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	152,281						152,281
Financial assets at fair value through other comprehensive income	—	12,721	8,593	14,012	8,315	28,690	72,331
Debt securities	—	10,677	7,631	12,139	6,619	21,239	58,305
Loans and advances	—	2,044	962	1,873	1,696	7,451	14,026
Credits institutions	—	—	111	3	5	1,001	1,120
Customers	—	2,044	851	1,870	1,691	6,450	12,906
Financial assets at amortized cost	40,174	213,109	173,400	208,743	163,374	403,889	1,202,689
Debt securities	—	8,547	9,312	25,469	17,474	79,212	140,014
Loans and advances	40,174	204,562	164,088	183,274	145,900	324,677	1,062,675
Central banks	—	14,782	—	—	1,134	70	15,986
Credits institutions	4,577	26,620	10,564	5,594	1,198	12,960	61,513
Customers	35,597	163,160	153,524	177,680	143,568	311,647	985,176
	192,455	225,830	181,993	222,755	171,689	432,579	1,427,301
Liabilities
Financial liabilities at amortized cost	700,717	271,366	147,951	132,783	72,048	96,319	1,421,184
Deposits	688,927	223,636	96,132	37,030	9,216	17,443	1,072,384
Central banks	857	8,550	4,615	2,892	—	1,628	18,542
Credit institutions	6,342	34,993	11,677	12,197	1,845	7,638	74,692
Customer deposits	681,728	180,093	79,840	21,941	7,371	8,177	979,150
Marketable debt securitiesA	—	38,875	48,971	94,735	62,275	67,848	312,704
Other financial liabilities	11,790	8,855	2,848	1,018	557	11,028	36,096
	700,717	271,366	147,951	132,783	72,048	96,319	1,421,184
Difference (assets less liabilities)	(508,262)	(45,536)	34,042	89,972	99,641	336,260	6,117
A.Includes promissory notes, certificates of deposit and other short-term debt issues.
See breakdown by type of debt (subordinated debt, senior unsecured debt, senior secured debt, notes and other securities) (see note 22).

	31 December 2024
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	192,208	—	—	—	—	—	192,208
Financial assets at fair value through other comprehensive income	—	13,401	9,153	23,902	8,905	32,344	87,705
Debt securities	—	11,072	8,449	22,137	7,623	27,277	76,558
Loans and advances	—	2,329	704	1,765	1,282	5,067	11,147
Credits institutions	—	36	—	98	6	223	363
Customers	—	2,293	704	1,667	1,276	4,844	10,784
Financial assets at amortized cost	41,652	208,565	167,974	220,871	176,710	387,935	1,203,707
Debt securities	—	9,628	14,041	17,071	22,705	57,504	120,949
Loans and advances	41,652	198,937	153,933	203,800	154,005	330,431	1,082,758
Central banks	—	15,067	—	—	—	1,112	16,179
Credits institutions	6,208	23,550	4,166	5,760	1,843	14,010	55,537
Customers	35,444	160,320	149,767	198,040	152,162	315,309	1,011,042
	233,860	221,966	177,127	244,773	185,615	420,279	1,483,620
Liabilities
Financial liabilities at amortized cost	720,659	256,651	171,362	155,620	89,229	90,801	1,484,322
Deposits	707,418	213,220	121,914	46,431	21,510	15,946	1,126,439
Central banks	17	9,063	11,022	4,772	—	8	24,882
Credit institutions	13,948	27,149	19,300	15,655	6,477	7,483	90,012
Customer deposits	693,453	177,008	91,592	26,004	15,033	8,455	1,011,545
Marketable debt securitiesA	—	35,570	47,977	100,451	60,128	73,841	317,967
Other financial liabilities	13,241	7,861	1,471	8,738	7,591	1,014	39,916
	720,659	256,651	171,362	155,620	89,229	90,801	1,484,322
Difference (assets less liabilities)	(486,799)	(34,685)	5,765	89,153	96,386	329,478	(702)
A.Includes promissory notes, certificates of deposit and other short-term debt issues.

	31 December 2023
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Assets
Cash, cash balances at Central Banks and other deposits on demand	220,342	—	—	—	—	—	220,342
Financial assets at fair value through other comprehensive income	—	13,544	9,234	19,372	14,162	25,235	81,547
Debt securities	—	13,078	8,433	18,432	12,764	20,858	73,565
Loans and advances	—	466	801	940	1,398	4,377	7,982
Customers	—	466	801	940	1,085	4,377	7,669
Financial assets at amortized cost	40,687	202,066	171,494	232,190	158,556	386,410	1,191,403
Debt securities	—	12,281	14,114	18,608	11,281	47,275	103,559
Loans and advances	40,687	189,785	157,380	213,582	147,275	339,135	1,087,844
Central banks	—	18,730	—	—	—	1,352	20,082
Credit institutions	6,783	26,671	6,313	7,151	1,521	9,478	57,917
Customers	33,904	144,384	151,067	206,431	145,754	328,305	1,009,845
	261,029	215,610	180,728	251,562	172,718	411,645	1,493,292
Liabilities
Financial liabilities at amortized cost	711,093	246,898	182,516	161,784	88,527	77,885	1,468,703
Deposits	697,339	210,538	118,035	61,332	22,161	15,903	1,125,308
Central banks	168	20,224	6,941	16,846	4,581	22	48,782
Credit institutions	6,572	25,990	21,390	13,434	5,963	7,897	81,246
Customer deposits	690,599	164,324	89,704	31,052	11,617	7,984	995,280
Marketable debt securitiesA	—	28,371	63,440	92,554	57,639	61,204	303,208
Other financial liabilities	13,754	7,989	1,041	7,898	8,727	778	40,187
	711,093	246,898	182,516	161,784	88,527	77,885	1,468,703
Difference (assets less liabilities)	(450,064)	(31,288)	(1,788)	89,778	84,191	333,760	24,589
A.Includes promissory notes, certificates of deposit and other short-term debt issues.
The detail of the remaining contractual maturities of the existing financial liabilities at amortised cost at 31 December 2025, 2024 and 2023 is as follows:

	31 December 2025
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	687,708	221,487	95,553	36,937	9,204	17,423	1,068,312
Central banks	857	8,497	4,581	2,892	—	1,627	18,454
Credit institutions	6,298	34,993	11,677	12,197	1,841	7,636	74,642
Customer	680,553	177,997	79,295	21,848	7,363	8,160	975,216
Marketable debt securities	—	37,742	47,782	93,250	62,071	66,107	306,952
Other financial liabilities	11,790	8,855	2,848	1,018	557	11,029	36,097
	699,498	268,084	146,183	131,205	71,832	94,559	1,411,361

	31 December 2024
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	699,007	207,554	117,431	43,090	19,248	15,796	1,102,126
Central banks	17	9,082	11,026	4,772	—	7	24,904
Credit institutions	13,634	27,170	19,258	15,674	6,482	7,462	89,680
Customer	685,356	171,302	87,147	22,644	12,766	8,327	987,542
Marketable debt securities	—	36,315	48,973	102,306	61,260	74,817	323,671
Other financial liabilities	13,241	7,861	1,471	8,738	7,591	1,014	39,916
	712,248	251,730	167,875	154,134	88,099	91,627	1,465,713
.

	31 December 2023
	EUR million
	On demand	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Financial liabilities at amortized cost
Deposits	698,595	204,001	109,311	51,191	20,761	15,585	1,099,444
Central banks	168	20,334	6,853	16,846	4,581	35	48,817
Credit institutions	6,884	25,642	21,334	13,079	5,924	7,685	80,548
Customer	691,543	158,025	81,124	21,266	10,256	7,865	970,079
Marketable debt securities	—	28,258	62,935	91,492	56,944	60,166	299,795
Other financial liabilities	13,666	8,078	1,041	7,898	8,727	777	40,187
	712,261	240,337	173,287	150,581	86,432	76,528	1,439,426
Below is a breakdown of contractual maturities for the rest of financial assets and liabilities as of 31 December 2025, 2024 and 2023:

	31 December 2025
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	85,732	38,979	35,639	22,880	69,088	252,318
Derivatives	15,579	4,967	13,348	10,446	14,015	58,355
Equity instruments	—	—	—	—	22,030	22,030
Debt securities	8,666	26,749	20,034	11,618	31,501	98,568
Loans and advances	61,487	7,263	2,257	816	1,542	73,365
Central banks	13,143	1,181	308	—	—	14,632
Credits institutions	22,532	2,114	1,104	213	4	25,967
Customers	25,812	3,968	845	603	1,538	32,766
Financial assets designated at fair value through profit or loss	611	893	1,595	819	4,128	8,046
Debt securities	333	480	1,032	394	655	2,894
Loans and advances	278	413	563	425	3,473	5,152
Credit institutions	20	1	9	30	353	413
Customers	258	412	553	396	3,120	4,739
Non-trading financial assets mandatorily at fair value through profit or loss	1,091	174	407	—	6,089	7,761
Equity instruments					5,815	5,815
Debt securities	34	9	93	—	109	245
Loans and advances	1,057	165	314	—	165	1,701
Central banks	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—
Customers	1,057	165	314	—	165	1,701
Financial assets at fair value through other comprehensive income	—	—	—	—	2,281	2,281
Equity instruments	—	—	—	—	2,281	2,281
Hedging derivatives	1,066	293	609	440	1,523	3,931
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(22)	63	(17)	72	(46)	50
TOTAL FINANCIAL ASSETS	88,478	40,402	38,233	24,211	83,063	274,387

	31 December 2025
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	131,052	5,783	14,084	10,642	9,985	171,546
Derivatives	18,105	4,339	11,403	10,051	8,070	51,968
Shorts positions	39,712	661	1,271	478	1,893	44,015
Deposits	73,235	783	1,410	113	22	75,563
Central banks	12,385	—	—	—	—	12,385
Credits institutions	24,759	770	1,410	113	6	27,058
Customers	36,091	13	—	—	16	36,120
Financial liabilities designated at fair value through profit or loss	19,717	4,015	6,934	3,849	7,633	42,148
Deposits	18,785	3,177	4,452	1,105	2,921	30,440
Central banks	3,086	—	—	—	—	3,086
Credits institutions	914	23	115	31	341	1,424
Customers	14,785	3,154	4,337	1,074	2,580	25,930
Marketable debt securitiesA	910	838	2,482	2,744	4,712	11,686
Other financial liabilities	22	—	—	—	—	22
Hedging derivatives	447	681	735	917	1,468	4,248
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(16)	25	4	36	—	49
TOTAL FINANCIAL LIABILITIES	151,200	10,504	21,757	15,444	19,086	217,991
A.See breakdown by type of debt (subordinated debt, senior unsecured debt, senior secured debt, promissory notes and other securities) (see note 22).

	31 December 2025
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	146,340	31,411	45,392	58,085	40,006	321,234
Financial guarantees granted	8,348	6,018	1,803	630	650	17,449
Other commitments granted	102,278	21,002	11,820	3,643	9,375	148,118
MEMORANDUM ITEMS	256,966	58,431	59,015	62,358	50,031	486,801
In the Group’s experience, no outflows of cash or other financial assets take place prior to the contractual maturity date that might affect the information broken down above.

	31 December 2024
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	64,300	56,571	33,945	24,504	50,933	230,253
Derivatives	14,231	14,504	16,676	12,384	6,305	64,100
Equity instruments	—	—	—	—	16,636	16,636
Debt securities	6,930	21,305	15,319	11,944	27,148	82,646
Loans and advances	43,139	20,762	1,950	176	844	66,871
Central banks	1,241	11,725	—	—	—	12,966
Credits institutions	21,840	4,088	1,287	—	99	27,314
Customers	20,058	4,949	663	176	745	26,591
Financial assets designated at fair value through profit or loss	152	750	2,421	1,075	3,517	7,915
Debt securities	95	342	1,254	680	526	2,897
Loans and advances	57	408	1,167	395	2,991	5,018
Central banks	—	—	—	—	—	—
Credit institutions	16	—	5	34	353	408
Customers	41	408	1,162	361	2,638	4,610
Non-trading financial assets mandatorily at fair value through profit or loss	794	8	29	102	5,197	6,130
Equity instruments	—	—	—	—	4,641	4,641
Debt instruments	39	2	3	10	393	447
Loans and advances	755	6	26	92	163	1,042
Central banks	—	—	—	—	—	—
Credits institutions	—	—	—	—	—	—
Customers	755	6	26	92	163	1,042
Financial assets at fair value through other comprehensive income	—	—	—	—	2,193	2,193
Equity instruments	—	—	—	—	2,193	2,193
Hedging derivatives	1,786	1,423	957	800	706	5,672
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(61)	18	(569)	(50)	(42)	(704)
TOTAL FINANCIAL ASSETS	66,971	58,770	36,783	26,431	62,504	251,459

	31 December 2024
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	100,071	16,537	14,244	12,530	8,769	152,151
Derivatives	14,364	13,296	11,946	12,335	5,812	57,753
Shorts positions	28,548	2,931	1,199	195	2,957	35,830
Deposits	57,159	310	1,099	—	—	58,568
Central banks	13,300	—	—	—	—	13,300
Credits institutions	24,875	310	1,099	—	—	26,284
Customers	18,984	—	—	—	—	18,984
Financial liabilities designated at fair value through profit or loss	16,036	6,000	6,422	1,918	5,984	36,360
Deposits	15,193	4,860	4,037	490	4,226	28,806
Central banks	1,774	—	—	—	—	1,774
Credits institutions	1,035	133	15	49	393	1,625
Customers	12,384	4,727	4,022	441	3,833	25,407
Marketable debt securitiesA	843	1,140	2,385	1,428	1,758	7,554
Hedging derivatives	832	668	826	814	1,612	4,752
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	—	(5)	13	47	(64)	(9)
TOTAL FINANCIAL LIABILITIES	116,939	23,200	21,505	15,309	16,301	193,254
A.See breakdown by type of debt (subordinated debt, senior unsecured debt, senior secured debt, promissory notes and other securities) (see note 22).

	31 December 2024
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	133,084	35,747	57,157	57,285	19,588	302,861
Financial guarantees granted	5,103	6,803	3,691	796	508	16,901
Other commitments granted	92,172	20,681	13,197	5,032	3,411	134,493
MEMORANDUM ITEMS	230,359	63,231	74,045	63,113	23,507	454,255

	31 December 2023
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL ASSETS
Financial assets held for trading	36,120	49,668	30,602	17,912	42,619	176,921
Derivatives	8,777	10,551	17,775	9,532	9,693	56,328
Equity instruments	—	—	—	—	15,057	15,057
Debt securities	7,598	18,315	10,274	8,137	17,800	62,124
Loans and advances	19,745	20,802	2,553	243	69	43,412
Central banks	1,146	16,571	—	—	—	17,717
Credits institutions	10,861	2,076	1,079	45	—	14,061
Customers	7,738	2,155	1,474	198	69	11,634
Financial assets designated at fair value through profit or loss	1,657	557	2,529	1,350	3,680	9,773
Debt securities	252	77	1,269	690	807	3,095
Loans and advances	1,405	480	1,260	660	2,873	6,678
Credit institutions	26	22	3	15	393	459
Customers	1,379	458	1,257	645	2,480	6,219
Non-trading financial assets mandatorily at fair value through profit or loss	591	153	71	80	5,015	5,910
Equity instruments	—	—	—	—	4,068	4,068
Debt instruments	41	—	57	3	759	860
Loans and advances	550	153	14	77	188	982
Customers	550	153	14	77	188	982
Financial assets at fair value through other comprehensive income	—	—	—	—	1,761	1,761
Equity instruments	—	—	—	—	1,761	1,761
Hedging derivatives	1,188	412	1,535	937	1,225	5,297
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(237)	(225)	156	(402)	(80)	(788)
TOTAL FINANCIAL ASSETS	39,319	50,565	34,893	19,877	54,220	198,874

	31 December 2023
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
FINANCIAL LIABILITIES
Financial liabilities held for trading	73,257	12,127	19,180	10,591	7,115	122,270
Derivatives	8,147	9,486	17,990	10,060	4,906	50,589
Shorts positions	21,381	1,288	765	531	2,209	26,174
Deposits	43,729	1,353	425	—	—	45,507
Central banks	7,808	—	—	—	—	7,808
Credits institutions	17,228	209	425	—	—	17,862
Customers	18,693	1,144	—	—	—	19,837
Financial liabilities designated at fair value through profit or loss	23,190	7,583	4,863	1,359	3,372	40,367
Deposits	22,688	6,459	3,223	338	2,288	34,996
Central banks	1,158	51	—	—	—	1,209
Credits institutions	1,161	57	84	61	372	1,735
Customers	20,369	6,351	3,139	277	1,916	32,052
Marketable debt securitiesA	502	1,124	1,640	1,021	1,084	5,371
Hedging derivatives	1,525	2,064	1,577	878	1,612	7,656
Changes in the fair value of hedged items in portfolio hedges of interest rate risk	(1)	(4)	36	(5)	29	55
TOTAL FINANCIAL LIABILITIES	97,971	21,770	25,656	12,823	12,128	170,348
A.See breakdown by type of debt (subordinated debt, senior unsecured debt, senior secured debt, promissory notes and other securities) (see note 22).

	31 December 2023
	EUR million
	Within 3 months	3 to 12 months	1 to 3 years	3 to 5 years	More than 5 years	Total
Memorandum items
Loans commitment granted	125,083	31,658	55,344	47,204	20,300	279,589
Financial guarantees granted	7,870	4,734	1,654	686	491	15,435
Other commitments granted	81,146	17,448	9,699	3,386	1,594	113,273
MEMORANDUM ITEMS	214,099	53,840	66,697	51,276	22,385	408,297
b) Equivalent euro value of assets and liabilities
The detail of the main foreign currency balances in the consolidated balance sheet, based on the nature of the related items, is as follows:

Equivalent value in EUR million
	2025		2024		2023
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Cash, cash balances at central banks and other deposits on demand	89,186	—	109,932	—	114,410	—
Financial assets/liabilities held for trading	136,499	75,272	130,076	76,216	106,011	60,581
Non-trading financial assets mandatorily at fair value through profit or loss	3,530	—	3,208	—	3,291	—
Other financial assets/liabilities at fair value through profit or loss	666	14,943	793	13,844	1,721	12,699
Financial assets at fair value through other comprehensive income	45,564	—	60,861	—	60,516	—
Financial assets at amortized cost	745,401	—	777,226	—	773,504	—
Investments	1,859	—	2,103	—	1,689	—
Tangible assets	14,437	—	18,812	—	20,797	—
Intangible assets	10,296	—	12,282	—	12,772	—
Financial liabilities at amortized cost	—	854,517	—	938,844	—	937,917
Liabilities under insurance contracts	—	227	—	261	—	330
OtherA	96,469	82,901	25,891	22,385	26,236	25,740
	1,143,907	1,027,860	1,141,184	1,051,550	1,120,947	1,037,267
A.Includes the import of the Polish business held for sale.
c) Fair value of financial assets and liabilities not measured at fair value
The fair value at year-end of the financial instruments (certain portfolios of loans and advances and debt securities, on the asset side, and deposits and debt securities, on the liability side) registered in the consolidated balance sheet at amortized cost is presented below:
i) Financial assets measured at other than fair value

EUR million
	2025					2024					2023
Assets	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Loans and advances	1,062,675	1,062,981	—	113,004	949,977	1,082,758	1,073,530	—	104,582	968,948	1,087,844	1,077,543	—	103,414	974,129
Debt securities	140,014	139,242	103,120	14,100	22,022	120,949	119,539	87,170	13,149	19,220	103,559	102,888	67,951	11,057	23,880
	1,202,689	1,202,223	103,120	127,104	971,999	1,203,707	1,193,069	87,170	117,731	988,168	1,191,403	1,180,431	67,951	114,471	998,009
ii) Financial liabilities measured at other than fair value

EUR million
	2025					2024					2023
LiabilitiesA	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3	Carrying amount	Fair value	Level 1	Level 2	Level 3
Deposits	1,072,384	1,073,147	—	235,998	837,149	1,126,439	1,125,532	—	250,440	875,092	1,125,308	1,124,373	—	263,428	860,945
Debt securities	312,704	314,173	162,382	115,597	36,194	317,967	317,912	170,118	112,365	35,429	303,208	298,792	136,109	125,575	37,108
	1,385,088	1,387,320	162,382	351,595	873,343	1,444,406	1,443,444	170,118	362,805	910,521	1,428,516	1,423,165	136,109	389,003	898,053
A.At 31 December 2025, Grupo Santander had other financial liabilities that amounted to EUR 36,096 million, EUR 39,916 million in 2024 and EUR 40,187 million in 2023.
The main valuation methods and inputs used in the estimates at 31 December 2025 of the fair values of the financial assets and liabilities in the foregoing table were as follows:
•Financial assets at amortised cost: the fair value was estimated using the present value method. The estimates were made considering factors such as the expected maturity of the portfolio, market interest rates, spreads on newly approved transactions or market spreads -when available-.
•Financial liabilities at amortised cost:
i) Deposits: the fair value of short term and on demand deposits was taken to be their carrying amount. Factors such as the expected maturity of the transactions and the Group’s current cost of funding in similar transactions are consider for the estimation of long term deposits fair value. It had been used also current rates offered for deposits of similar remaining maturities.
ii) Marketable debt securities and subordinated liabilities: the fair value was calculated based on market prices for these instruments -when available- or by the present value method using market interest rates and spreads, as well as using any significant input which is not observable with market data if applicable.
iii) The fair value of cash, cash balances at central banks and other deposits on demand was taken to be their carrying amount since they are mainly short-term balances.
d) Offsetting of financial instruments
Following is the detail of financial assets and liabilities that were offset in the consolidated balance sheets as of 31 December 2025, 2024 and 2023:

	31 December 2025
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	117,733	(55,447)	62,286
Reverse repurchase agreements	217,509	(76,535)	140,974
Total	335,242	(131,982)	203,260

	31 December 2024
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	152,331	(82,559)	69,772
Reverse repurchase agreements	189,034	(67,488)	121,546
Total	341,365	(150,047)	191,318

	31 December 2023
	EUR million
Assets	Gross amount of financial assets	Gross amount of financial assets offset in the balance sheet	Net amount of financial assets presented in the balance sheet
Derivatives	149,508	(87,883)	61,625
Reverse repurchase agreements	179,580	(79,500)	100,080
Total	329,088	(167,383)	161,705

	31 December 2025
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	111,664	(55,447)	56,217
Reverse repurchase agreements	246,961	(76,535)	170,426
Total	358,625	(131,982)	226,643

	31 December 2024
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	145,064	(82,559)	62,505
Reverse repurchase agreements	223,141	(67,488)	155,653
Total	368,205	(150,047)	218,158

	31 December 2023
	EUR million
Liabilities	Gross amount of financial liabilities	Gross amount of financial liabilities offset in the balance sheet	Net amount of financial liabilities presented in the balance sheet
Derivatives	146,128	(87,883)	58,245
Reverse repurchase agreements	212,840	(79,500)	133,340
Total	358,968	(167,383)	191,585

At 31 December 2025, Grupo Santander has offset other items amounting to EUR 632 million (EUR 811 million and EUR 910 million at 31 December 2024 and 2023, respectively).

At 31 December 2025 the balance sheet shows the amounts EUR 192,621 million (EUR 176,198 million and EUR 151,044 million at 31 December 2024 and 2023) on derivatives and repos as assets and EUR 220,296 million (EUR 209,121 million and EUR 180,539 million at 31 December 2024 and 2023, respectively) on derivatives and repos as liabilities that are subject to netting and collateral arrangements.